Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on December 17. 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. 442	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 444	[ X ]

 (Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	James Ash Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2619

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

(  )

immediately upon filing pursuant to paragraph (b).

(X)

on December 18,2012 pursuant to paragraph (b).

(  )

60 days after filing pursuant to paragraph (a)(1).

(  )

on (date) pursuant to paragraph (a)(1).

(  )

75 days after filing pursuant to paragraph (a)(2).

(  )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 417 to its Registration Statement until December 18, 2012.  Post-Effective Amendment No. 417 to the Trust’s Registration Statement relates to the Altegris Fixed Income Long Short Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 417 under the Securities Act of 1933 and Amendment No. 419 under the Investment Company Act of 1940, filed on September 24, 2012, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this Post-Effective Amendment No. 442 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 17th day of December 2012.

NORTHERN LIGHTS FUND TRUST

(Registrant)

/s/ Andrew Rogers

By: Andrew Rogers,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	December 17, 2012
John V. Palancia*	Trustee	December 17, 2012
Gary Lanzen*	Trustee	December 17, 2012
Anthony Hertl*	Trustee	December 17, 2012
Mark Taylor*	Trustee	December 17, 2012
/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	December 17, 2012
Kevin Wolf*	Treasurer and Principal Accounting Officer	December 17, 2012

By:

Date:

/s/ James P. Ash, Esq.

December 17, 2012

James Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney